SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of Share Capital
	Authorized		Outstanding
	December 31,		December 31,
	2021	2020	2021	2020
	Number of shares

Ordinary shares of NIS 0.04 par value each	200,000,000	200,000,000	34,473,070	34,437,296

Summary of Stock Option Activity

	Number of options	Weighted average exercise price	Aggregate intrinsic value

Outstanding - beginning of the year	1,414,500	18.11	257
Granted	339,450	13.35
Exercised	(14,750)	13.45
Forfeited	(138,625)	18.25

Outstanding - end of the year	1,600,575	16.87	47

Options exercisable at the end of the year	843,875	19.87	12

Vested and expected to vest	1,600,575	16.87	47

Summary of Activities Relating to Company's RSUs Granted to Employees

	Number of RSUs	Weighted average fair value	Aggregate intrinsic value

Outstanding - beginning of the year	84,724	15.30	1,091
Granted	40,968	13.45
Exercised	(35,390)	15.86
Forfeited	(7,074)	8.34

Outstanding - end of the year	83,228	13.92	940

RSUs exercisable at the end of the year	-	-	-

Vested and expected to vest	83,228	13.92	940

Schedule of Awards Outstanding

	Awards outstanding			Awards exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$0.01 (RSUs)	83,228	5.48	$0.01	-	-	-
$9.7-14.8	916,575	5.23	$13.03	297,875	4.25	13.13
$15.0-20.0	400,000	4.60	$15.47	267,500	3.97	15.38
$20.5-29.8	128,000	2.61	$27.21	122,500	2.56	27.51
$30.5-41.8	156,000	0.93	$34.45	156,000	0.93	34.45

	1,683,803			843,875

Schedule of Compensation Expenses

	December 31,
	2021	2020

Cost of revenues	$321	$416
Research and development expenses	89	176
Marketing and selling expenses	269	465
General and administrative expenses	1,167	1,801

Total	$1,846	$2,858